Taxes - Schedule of Statutory Rates to the Company’s Effective Tax Rate (Details)		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Schedule of Statutory Rates to the Company’s Effective Tax Rate [Abstract]
PRC statutory income tax rate		25.00%	25.00%
Effect of preferential tax rates	[1]	(12.40%)	(15.20%)
Eligible additional deduction	[2]	(0.00%)	(1.00%)
Impact of different tax rates in other jurisdictions		0.30%	0.40%
Permanent differences	[3]	4.50%	2.40%
Effective income tax rate		17.40%	11.60%

[1]	Preferential tax rates for small and low profit enterprise and high and new technology enterprise.
[2]	Eligible additional deduction mainly consisted of research and development super deduction and disabled staff super deduction.
[3]	Permanent differences mainly consisted of non-deductible meal and entertainment fees in PRC tax returns.